                                    MILESTONE

                         MONARCH LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT VA

                                  ANNUAL REPORT
                                DECEMBER 31, 1999


This is a copy of the annual report of the separate account in which your Monarch Life Insurance Company variable annuity contract invests. We take pride in our continued commitment to provide prompt, courteous service to our contract owners. For inquiries regarding your contract, please call our Annuity Service Center at 1-800-654-0050.


[Monarch LOGO]

The investment results presented in this report are historical and are no indication of future performance.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Receiver of Monarch Life Insurance Company and Contract Owners of Monarch Life Insurance Company Separate Account VA:

In our opinion, the accompanying statements of net assets and the related statements of operations and changes in net assets present fairly, in all material respects, the financial position of the Domestic Money Market, Government Bond, High Current Income, Quality Equity, Special Value Focus, Global Strategy Focus, and Basic Value Focus Divisions (constituting Monarch Life Insurance Company Separate Account VA) at December 31, 1999 and 1998 and the results of each of their operations and changes in their net assets for each of the three years in the period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of Monarch Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 1999, by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
Boston, Massachusetts
February 18, 2000

MONARCH LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA
STATEMENT OF NET ASSETS AT DECEMBER 31, 1999
--------------------------------------------------------------------------------

ASSETS                                     Cost                Shares              Market Value
                                        ----------            ----------           ------------
Investment in Merrill Lynch
Variable Series Funds, Inc.,
at Market Value (Notes 1 and 2):
  Domestic Money Market Fund            $  646,166               646,166            $  646,166
  Government Bond Fund                     182,624                17,293               173,448
  High Current Income Fund                 166,131                14,973               143,594
  Quality Equity Fund                      930,940                25,539             1,019,778
  Special Value Focus Fund               1,105,131                50,571             1,180,832
  Global Strategy Focus Fund               724,680                51,991               734,632
  Basic Value Focus Fund                   654,921                47,855               650,824
                                        ----------                                  ----------
Total Invested Assets                   $4,410,593                                   4,549,274
                                        ==========

Pending Trades                                                                             190
                                                                                    ----------
  Total Assets                                                                       4,549,464
                                                                                    ----------

LIABILITIES
  Total Liabilities                                                                         --
                                                                                    ----------

  Net Assets                                                                        $4,549,464
                                                                                    ==========

   The accompanying notes are an integral part of these financial statements.

MONARCH LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA
STATEMENT OF NET ASSETS AT DECEMBER 31, 1998
--------------------------------------------------------------------------------

ASSETS                                     Cost                Shares              Market Value
                                        ----------            ----------           ------------
Investment in Merrill Lynch
  Variable Series Funds, Inc.,
at Market Value (Notes 1 and 2):
  Domestic Money Market Fund            $  460,819               460,819            $  460,819
  Government Bond Fund                     220,252                20,820               226,526
  High Current Income Fund                 318,417                27,918               282,250
  Quality Equity Fund                      977,352                26,374             1,005,361
  Special Value Focus Fund               1,312,588                51,540             1,028,214
  Global Strategy Focus Fund               931,373                65,492               878,244
  Basic Value Focus Fund                   726,825                48,986               718,630
                                                                                    ----------
Total Invested Assets                   $4,947,626                                   4,600,044

LIABILITIES
Pending Trades                                                                           5,155
                                                                                    ----------
  Total Liabilities                                                                      5,155
                                                                                    ----------

  Net Assets                                                                        $4,594,889
                                                                                    ==========

   The accompanying notes are an integral part of these financial statements.

MONARCH LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 1999, 1998 and 1997
--------------------------------------------------------------------------------

                                                                              TOTALS - ALL DIVISIONS
                                                               ------------------------------------------------------
                                                                  1999                  1998                  1997
                                                               ----------            ----------            ----------
Investment Income:
  Dividends (Note 2)                                           $  688,903             $ 811,309            $   95,337
Expenses:
  Risk Charges and Administrative Expenses (Note 5)               -62,024               -70,045               -85,385
                                                               ----------            ----------            ----------
    Net Investment Income                                         626,879               741,264                 9,952
                                                               ----------            ----------            ----------

Net Realized Gains (Losses)                                      -260,701              -181,765             1,479,312
Net Unrealized Gains (Losses)                                     486,263              -314,447              -682,353
                                                               ----------            ----------            ----------
  Net Realized and Unrealized Gains (Losses)                      225,562              -496,212               796,959
                                                               ----------            ----------            ----------

Net Increase in Net Assets
  Resulting from Operations                                       852,441               245,052               806,911
                                                               ----------            ----------            ----------


Transfers of Net Premiums                                           3,051                 3,951                 8,137
Transfers Due to Terminations                                    -900,917            -1,045,334            -2,216,235
Transfers Among Investment Divisions                                 --                      --                    --
                                                               ----------            ----------            ----------

Net Decrease in Net Assets
  Resulting from Principal Transactions                          -897,866            -1,041,383            -2,208,098
                                                               ----------            ----------            ----------

Total Decrease in Net Assets                                      -45,425              -796,331            -1,401,187
Net Assets - Beginning of Year                                  4,594,889             5,391,220             6,792,407
                                                               ----------            ----------            ----------
Net Assets - End of Year                                       $4,549,464            $4,594,889            $5,391,220
                                                               ==========            ==========            ==========

   The accompanying notes are an integral part of these financial statements.

MONARCH LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------

                                                                     Domestic        Gov't      High Current    Quality
                                                                   Money Market       Bond         Income        Equity
                                                        Total        Division       Division      Division      Division
                                                      ----------   ------------   ------------  ------------   ----------
Investment Income:
  Dividends (Note 2)                                  $  688,903    $   24,605    $     12,832  $     23,329   $  215,222
Expenses:
  Risk Charges and Administrative Expenses (Note 5)      -62,024        -7,273          -2,869        -2,951      -13,650
                                                      ----------    ----------    ------------  ------------   ----------
    Net Investment Income                                626,879        17,332           9,963        20,378      201,572
                                                      ----------    ----------    ------------  ------------   ----------

Net Realized Losses                                     -260,701          --            -1,446       -24,928      -15,745
Net Unrealized Gains (Losses)                            486,263          --           -15,450        13,630       60,829
                                                      ----------    ----------    ------------  ------------   ----------
  Net Realized and Unrealized Gains (Losses)             225,562          --           -16,896       -11,298       45,084
                                                      ----------    ----------    ------------  ------------   ----------

Net Increase (Decrease) in Net Assets
  Resulting from Operations                              852,441        17,332          -6,933         9,080      246,656
                                                      ----------    ----------    ------------  ------------   ----------


Transfers of Net Premiums                                  3,051           800            --             665         --
Transfers Due to Terminations                           -900,917       -56,460         -36,560      -132,353     -279,024
Transfers Among Investment Divisions                        --         224,234          -8,037       -12,691       46,802
                                                      ----------    ----------    ------------  ------------   ----------

Net Increase (Decrease) in Net Assets
  Resulting from Principal Transactions                 -897,866       168,574         -44,597      -144,379     -232,222
                                                      ----------    ----------    ------------  ------------   ----------

Total Increase (Decrease) in Net Assets                  -45,425       185,906         -51,530      -135,299       14,434
Net Assets - Beginning of Year                         4,594,889       460,528         224,989       278,895    1,005,367
                                                      ----------    ----------    ------------  ------------   ----------
Net Assets - End of Year                              $4,549,464    $  646,434    $    173,459  $    143,596   $1,019,801
                                                      ==========    ==========    ============  ============   ==========


                                                          Special        Global         Basic
                                                        Value Focus  Strategy Focus  Value Focus
                                                          Division      Division      Division
                                                        -----------  --------------  -----------
Investment Income:
  Dividends (Note 2)                                     $  140,429    $   97,481    $  175,005
Expenses:
  Risk Charges and Administrative Expenses (Note 5)         -14,905       -10,328       -10,048
                                                         ----------    ----------    ----------
    Net Investment Income                                   125,524        87,153       164,957
                                                         ----------    ----------    ----------

Net Realized Losses                                        -158,518       -21,678       -38,386
Net Unrealized Gains (Losses)                               360,075        63,081         4,098
                                                         ----------    ----------    ----------
  Net Realized and Unrealized Gains (Losses)                201,557        41,403       -34,288
                                                         ----------    ----------    ----------

Net Increase (Decrease) in Net Assets
  Resulting from Operations                                 327,081       128,556       130,669
                                                         ----------    ----------    ----------


Transfers of Net Premiums                                       681           665           240
Transfers Due to Terminations                               -84,632      -163,845      -148,043
Transfers Among Investment Divisions                        -90,420      -108,742       -51,146
                                                         ----------    ----------    ----------

Net Increase (Decrease) in Net Assets
  Resulting from Principal Transactions                    -174,371      -271,922      -198,949
                                                         ----------    ----------    ----------

Total Increase (Decrease) in Net Assets                     152,710      -143,366       -68,280
Net Assets - Beginning of Year                            1,028,231       878,247       718,632
                                                         ----------    ----------    ----------
Net Assets - End of Year                                 $1,180,941    $  734,881    $  650,352
                                                         ==========    ==========    ==========

The accompanying notes are an integral  part of these financial statements.

MONARCH LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998
-------------------------------------------------------------------------------

                                                                       Domestic       Gov't      High Current     Quality
                                                                     Money Market     Bond          Income        Equity
                                                         Total         Division      Division      Division       Division
                                                      ------------   ------------   ----------   -------------   ----------
Investment Income:
  Dividends (Note 2)                                  $    811,309    $   25,618    $   15,521    $     32,546   $  149,520
Expenses:
  Risk Charges and Administrative Expenses (Note 5)        -70,045        -7,083        -3,706          -4,541      -13,872
                                                      ------------    ----------    ----------    ------------   ----------
    Net Investment Income                                  741,264        18,535        11,815          28,005      135,648
                                                      ------------    ----------    ----------    ------------   ----------

Net Realized Gains (Losses)                               -181,765            --         1,626          -3,400      -20,761
Net Unrealized Gains (Losses)                             -314,447            --         5,179         -38,056       28,816
                                                      ------------    ----------    ----------    ------------   ----------
  Net Realized and Unrealized Gains (Losses)              -496,212            --         6,805         -41,456        8,055
                                                      ------------    ----------    ----------    ------------   ----------

Net Increase (Decrease) in Net Assets
  Resulting from Operations                                245,052        18,535        18,620         -13,451      143,703
                                                      ------------    ----------    ----------    ------------   ----------


Transfers of Net Premiums                                    3,951           600            --             698          250
Transfers Due to Terminations                           -1,045,334      -120,706       -71,298         -66,183     -206,030
Transfers Among Investment Divisions                            --        28,114       -14,259          -9,012       -9,208
                                                      ------------    ----------    ----------    ------------   ----------

Net Decrease in Net Assets
  Resulting from Principal Transactions                 -1,041,383       -91,992       -85,557         -74,497     -214,988
                                                      ------------    ----------    ----------    ------------   ----------

Total Decrease in Net Assets                              -796,331       -73,457       -66,937         -87,948      -71,285
Net Assets - Beginning of Year                           5,391,220       533,985       291,926         366,843    1,076,652
                                                      ------------    ----------    ----------    ------------   ----------
Net Assets - End of Year                              $  4,594,889    $  460,528    $  224,989    $    278,895   $1,005,367
                                                      ============    ==========    ==========    ============   ==========


                                                          Special           Global         Basic
                                                         Value Focus    Strategy Focus  Value Focus
                                                           Division        Division       Division
                                                         ------------   --------------  ----------
Investment Income:
  Dividends (Note 2)                                     $    285,035    $    165,981   $  137,088
Expenses:
  Risk Charges and Administrative Expenses (Note 5)           -15,716         -13,190      -11,937
                                                         ------------    ------------   ----------
    Net Investment Income                                     269,319         152,791      125,151
                                                         ------------    ------------   ----------

Net Realized Gains (Losses)                                   -90,210         -29,868      -39,152
Net Unrealized Gains (Losses)                                -260,366         -53,819        3,799
                                                         ------------    ------------   ----------
  Net Realized and Unrealized Gains (Losses)                 -350,576         -83,687      -35,353
                                                         ------------    ------------   ----------

Net Increase (Decrease) in Net Assets
  Resulting from Operations                                   -81,257          69,104       89,798
                                                         ------------    ------------   ----------


Transfers of Net Premiums                                       1,215             948          240
Transfers Due to Terminations                                -120,770        -186,668     -273,679
Transfers Among Investment Divisions                            1,353         -19,474       22,486
                                                         ------------    ------------   ----------

Net Decrease in Net Assets
  Resulting from Principal Transactions                      -118,202        -205,194     -250,953
                                                         ------------    ------------   ----------

Total Decrease in Net Assets                                 -199,459        -136,090     -161,155
Net Assets - Beginning of Year                              1,227,690       1,014,337      879,787
                                                         ------------    ------------   ----------
Net Assets - End of Year                                 $  1,028,231    $    878,247   $  718,632
                                                         ============    ============   ==========

The accompanying notes are an integral  part of these financial statements.

MONARCH LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1997
-------------------------------------------------------------------------------

                                                                       Domestic        Gov't      High Current        Quality
                                                                     Money Market      Bond          Income           Equity
                                                          Total        Division       Division      Division          Division
                                                       ----------    ------------    ----------   -------------     ------------
Investment Income:
  Dividends (Note 2)                                   $   95,337    $   30,572      $    3,055    $    2,962       $      9,455
Expenses:
  Risk Charges and Administrative Expenses (Note 5)       -85,385        -8,305          -5,970        -6,539            -17,250
                                                       ----------    ----------      ----------    ----------       ------------
    Net Investment Income (Loss)                            9,952        22,267          -2,915        -3,577             -7,795
                                                       ----------    ----------      ----------    ----------       ------------

Net Realized Gains                                      1,479,312            --          10,226        65,704            360,682
Net Unrealized Gains (Losses)                            -682,353            --          23,802        -8,394           -142,568
                                                       ----------    ----------      ----------    ----------       ------------
   Net Realized and Unrealized Gains                      796,959            --          34,028        57,310            218,114
                                                       ----------    ----------      ----------    ----------       ------------

Net Increase in Net Assets
  Resulting from Operations                               806,911        22,267          31,113        53,733            210,319
                                                       ----------    ----------      ----------    ----------       ------------


Transfers of Net Premiums                                   8,137           703              --           571                600
Transfers Due to Terminations                          -2,216,235      -262,714        -309,061      -240,631           -442,719
Transfers Among Investment Divisions                           --        65,008           8,416         8,202            -41,713
                                                       ----------    ----------      ----------    ----------       ------------

Net Decrease in Net Assets
  Resulting from Principal Transactions                -2,208,098      -197,003        -300,645      -231,858           -483,832
                                                       ----------    ----------      ----------    ----------       ------------

Total Decrease in Net Assets                           -1,401,187      -174,736        -269,532      -178,125           -273,513
Net Assets - Beginning of Year                          6,792,407       708,721         561,458       544,968          1,350,165
                                                       ----------    ----------      ----------    ----------       ------------
Net Assets - End of Year                               $5,391,220    $  533,985      $  291,926    $  366,843       $  1,076,652
                                                       ==========    ==========      ==========    ==========       ============


                                                            Special           Global          Basic
                                                           Value Focus    Strategy Focus   Value Focus
                                                             Division        Division        Division
                                                           ------------   --------------   ----------
Investment Income:
  Dividends (Note 2)                                        $   15,227     $     14,798    $   19,268
Expenses:
  Risk Charges and Administrative Expenses (Note 5)            -17,472          -16,739       -13,110
                                                            ----------     ------------    ----------
    Net Investment Income (Loss)                                -2,245           -1,941         6,158
                                                            ----------     ------------    ----------

Net Realized Gains                                             406,445          358,676       277,579
Net Unrealized Gains (Losses)                                 -174,551         -266,470      -114,172
                                                            ----------     ------------    ----------
   Net Realized and Unrealized Gains                           231,894           92,206       163,407
                                                            ----------     ------------    ----------

Net Increase in Net Assets
  Resulting from Operations                                    229,649           90,265       169,565
                                                            ----------     ------------    ----------


Transfers of Net Premiums                                        1,792            1,175         3,296
Transfers Due to Terminations                                 -369,043         -316,679      -275,388
Transfers Among Investment Divisions                            98,832          -99,005       -39,740
                                                            ----------     ------------    ----------

Net Decrease in Net Assets
  Resulting from Principal Transactions                       -268,419         -414,509      -311,832
                                                            ----------     ------------    ----------

Total Decrease in Net Assets                                   -38,770         -324,244      -142,267
Net Assets - Beginning of Year                               1,266,460        1,338,581     1,022,054
                                                            ----------     ------------    ----------
Net Assets - End of Year                                    $1,227,690     $  1,014,337    $  879,787
                                                            ==========     ============    ==========

The accompanying notes are an integral  part of these financial statements.

The Divisions reflect the operations and changes in net assets of their investments in both the Trust and the ML Funds (see Note 1).

MONARCH LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1-ORGANIZATION

Monarch Life Insurance Company Separate Account VA (the Account) is a segregated account of Monarch Life Insurance Company (Monarch Life) and is registered as a unit investment trust under the Investment Company Act of 1940, as amended (1940
Act). Each of the seven investment divisions of the Account are invested solely in the shares of the seven corresponding separate funds of the Merrill Lynch Variable Series Funds, Inc. (the ML Funds), a no-load, diversified, open-end, management investment company registered under the 1940 Act. Merrill Lynch Asset Management, L.P., an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc., is the investment advisor for the ML Funds. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of Monarch Life. The Account cannot be charged with liabilities arising out of any other business of Monarch Life.

Monarch Life is a wholly-owned subsidiary of Regal Reinsurance Company (Regal
Re). On June 9, 1994, the Insurance Commissioner of the Commonwealth of Massachusetts (the Commissioner) was appointed receiver (the Receiver) of Monarch Life in a rehabilitation proceeding pending before the Supreme Judicial Court for Suffolk County, Massachusetts (the Court). A term sheet dated July 19, 1994 (the Term Sheet) among the Commissioner (in her capacity as Commissioner and Receiver) and certain Regal Re shareholders and noteholders and holders of Monarch Life's surplus notes (representing approximately 85% of both the total outstanding Regal Re notes and common stock) (the Holders) was approved by the Court on September 1, 1994. Pursuant to the Term Sheet, the Holders transferred their notes and stock into voting trusts for which the Commissioner is the sole trustee, which effectively vests control of Monarch Life and Regal Re in the Commissioner.

Some insurance departments have either suspended Monarch Life's certificate of authority, ordered Monarch Life to cease writing new business, or have requested a voluntary suspension of sales. In addition, Monarch Life's certificate of authority has been revoked by the insurance departments of the states of Idaho
(1998), Louisiana (1994), Michigan (1995), Missouri (1994), Nevada (1997), and
Wyoming (1992).

Monarch Life currently limits its business to maintaining its existing blocks of disability income insurance, variable life, and annuity businesses. Monarch Life ceased issuing new variable life insurance policies and new annuity contracts effective May 1, 1992, and new disability income insurance policies effective June 15, 1993.

The assets of the Account are not available to meet the general obligations of Monarch Life or Regal Re and are held for the exclusive benefit of the contract owners participating in the Account.

Prior to December 3, 1997, the seven investment divisions of the Account invested solely in the shares of the seven corresponding portfolios of the Variable Investors Series Trust (the Trust), a no-load, diversified, open-end, series management investment company registered under the 1940 Act. First Variable Advisory Services Corp., managed the business and affairs of the Trust and served as investment advisor to all portfolios of the Trust, subject to the authority and direction of the Board of Trustees of the Trust. On October 11, 1996, Monarch Life filed with the Securities and Exchange Commission, an application requesting an order approving the substitution of shares of certain funds of the ML Funds, for shares of each of the portfolios of the Trust held in the Account. On September 24, 1997, the Securities and Exchange Commission issued an order approving the substitution.

Simultaneously with the substitution of certain ML Funds for the portfolios of the Trust, the investment divisions of the Account were renamed for the corresponding funds of the ML Funds.

MONARCH LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA
NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

NOTE 2-SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Account in preparation of its financial statements. Preparation of financial statements requires the use of estimates made by management. Actual results may differ from these estimates. The policies are in conformity with accounting principles generally accepted in the United States.

        INVESTMENTS: The investments in shares of the ML Funds are stated at market value which is the net asset value per share of the respective funds. Investment transactions are accounted for on the date the shares are purchased or sold. The cost of shares redeemed is determined on the first-in, first-out method. Dividend and capital gain distributions received from the ML Funds are reinvested in additional shares and are recorded as income by the Account on the ex-dividend date. Capital gains distributions are included in dividend income in the Statements of Operations and Changes in Net Assets.

        FEDERAL INCOME TAXES: For federal income tax purposes, operations of the Account are combined with those of Monarch Life which is taxed as a life insurance company. Under existing federal income tax law, investment income (dividends) and capital gains attributable to the Account are not taxed.

NOTE 3-PURCHASES AND SALES OF SECURITIES

Total cost of purchases and proceeds from sales of ML Funds shares by the Account during the year ended December 31, 1999, are shown below:

                                                                        PURCHASES                 SALES
                                                                     --------------           --------------
         Domestic Money Market Fund                                  $      385,739           $     200,392
         Government Bond Fund                                                19,529                  55,711
         High Current Income Fund                                            24,422                 151,780
         Quality Equity Fund                                                272,587                 303,254
         Special Value Focus Fund                                           349,233                 398,172
         Global Strategy Focus Fund                                         150,778                 335,793
         Basic Value Focus Fund                                             241,566                 275,084
                                                                     --------------           --------------

                  Totals                                             $    1,443,854           $   1,720,186
                                                                     ==============           ==============

NOTE 4-CONTRACT OWNERS' EQUITY

Contract owners' equity at December 31, 1999, consists of the following:

                                                                             ACCUMULATION
                                                           ACCUMULATION          UNIT
                                                               UNITS             VALUE             EQUITY
                                                           ------------      -------------     -------------
         Domestic Money Market Division                     48,090.3182        13.442082       $     646,434
         Government Bond Division                           10,131.9539        17.119995             173,459
         High Current Income Division                        8,037.2199        17.866377             143,596
         Quality Equity Division                            25,816.4070        39.502050           1,019,801
         Special Value Focus Division                       12,895.2701        91.579392           1,180,941
         Global Value Focus Division                        30,772.3339        23.881224             734,881
         Basic Value Focus Division                         18,639.2204        34.891588             650,352
                                                                                               --------------
                  Totals                                                                       $   4,549,464
                                                                                               ==============

MONARCH LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 5-EXPENSES

Monarch Life assumes mortality and expense risks and administrative expenses related to the operations of the Account. Monarch Life deducts a daily charge from the assets of the Account to cover these risks. This charge is, on an annual basis, equal to a rate of 1.4% (0.85% for mortality risks, 0.40% for expense risks, and 0.15% for administrative charges) of the daily net assets of the Account.

NOTE 6-DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Internal Revenue Code (the Code), a variable annuity contract, other than a contract issued in connection with certain types of employee benefits plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account, on which the contract is based, are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

The Internal Revenue Service has issued regulations under Section 817(h) of the Code. Monarch Life believes, based on assurances from the ML Funds, that the Account satisfies the current requirements of the regulations.

NOTE 7-PRINCIPAL UNDERWRITER AND GENERAL DISTRIBUTOR

Baystate Capital Services, Inc. (BCSI), is the principal underwriter and general distributor of the contracts maintained in the Account. BCSI is a wholly-owned subsidiary of Monarch Life.

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